Goldman Sachs Small_Mid Cap Growth Fund Annual Fund Operating Expenses - Class P Shares [Member] - Goldman Sachs Small_Mid Cap Growth Fund - Class P Shares	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.92%